Intangible Assets and Goodwill - Estimated future amortization of intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020		$ 13,048
2021		10,250
2022		6,241
2023		2,200
2024 and thereafter		2,200
Net	$ 34,137	$ 33,939	$ 16,876